Company information - Share-based payments and stock options (Details) € in Thousands																			6 Months Ended	12 Months Ended
	Dec. 15, 2025 EquityInstruments Options	Dec. 04, 2025 Options	Dec. 02, 2025 Options	Oct. 11, 2025 Options	Oct. 10, 2025 Options	Sep. 30, 2025 EquityInstruments	Sep. 26, 2025 EquityInstruments	Jan. 26, 2025 Options	Jan. 23, 2025 Options	Jan. 17, 2025 EquityInstruments	Jan. 06, 2025 EquityInstruments	Dec. 20, 2024 Options	Dec. 13, 2024 EquityInstruments	Mar. 25, 2024 EquityInstruments shares	Dec. 15, 2023 EquityInstruments	May 25, 2023 EquityInstruments	Dec. 08, 2021 EquityInstruments	Apr. 16, 2021 EquityInstruments	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€) EquityInstruments Options plan	Dec. 31, 2024 EUR (€) EquityInstruments	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 shares
Notes to the interim condensed consolidated statement of financial position
Issued																							1,060,000
Number of share options granted | Options																				22,210,366
Bonus share award plans (AGA)
Notes to the interim condensed consolidated statement of financial position
Number of plans outstanding | plan																				10
Expense from share-based payment transactions | €																					€ 3,293	€ 3,020
Expense from amendment of share-based payment plan | €																				€ 1,300
Issued																				12,425,199	300,000
AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Issued																		466,000
AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Issued																	123,000
AGA 2023-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Issued | shares														300,000
AGA 2023-1
Notes to the interim condensed consolidated statement of financial position
Issued																600,000					300,000		300,000	300,000
AGA 2023-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Issued														300,000							300,000
AGA 2023-2
Notes to the interim condensed consolidated statement of financial position
Issued															760,000								760,000	760,000
AGA 2024-1
Notes to the interim condensed consolidated statement of financial position
Issued											800,000									800,000
AGA 2024-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Issued													800,000
AGA 2024-2
Notes to the interim condensed consolidated statement of financial position
Expense from amendment of share-based payment plan | €																			€ 600
Issued											800,000									800,000
AGA 2024-3
Notes to the interim condensed consolidated statement of financial position
Issued											1,577,000		1,577,000							1,577,000
AGA 2024-4
Notes to the interim condensed consolidated statement of financial position
Issued										113,000			113,000							113,000
AGA 2025-1
Notes to the interim condensed consolidated statement of financial position
Issued						3,065,366														3,065,366
AGA 2025-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Issued						6,158,699
AGA 2025-2
Notes to the interim condensed consolidated statement of financial position
Issued							2,370,500													2,370,500
AGA 2025-3
Notes to the interim condensed consolidated statement of financial position
Issued							38,000													38,000
AGA 2025-4
Notes to the interim condensed consolidated statement of financial position
Issued	68,000																			68,000
AGA 2025-5
Notes to the interim condensed consolidated statement of financial position
Issued	500,000																			500,000
SO 2024-1
Notes to the interim condensed consolidated statement of financial position
Number of share options granted | Options									12,898,116											12,898,116
SO 2024-2
Notes to the interim condensed consolidated statement of financial position
Number of share options granted | Options									301,000			301,000								301,000
SO 2025-1
Notes to the interim condensed consolidated statement of financial position
Number of share options granted | Options				1,865,750	1,865,750															1,865,750
SO 2025-2
Notes to the interim condensed consolidated statement of financial position
Number of share options granted | Options		6,000,000	6,000,000																	6,000,000
SO 2025-3
Notes to the interim condensed consolidated statement of financial position
Number of share options granted | Options	1,145,500							1,145,500												1,145,500
AGA 2023-1, AGS 2024-1 And AGA 2025-1
Notes to the interim condensed consolidated statement of financial position
Expense from amendment of share-based payment plan | €																				€ 11,100
AGA 2023-1, AGS 2024-1 And AGA 2025-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Expense from amendment of share-based payment plan | €																				€ 11,100